Financial Risk (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of financial assets that are either past due or impaired

	December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Current	5,602,157	228,995	47,169	5,878,321
Past due
90-120 days	—	—	3,724	3,724
151-180 days	—	—	—	—
More than 180 days	—	—	10,952	10,952
Total past due	—	—	14,676	14,676
Total	5,602,157	228,995	61,845	5,892,997

	December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Current	5,340,751	372,972	57,025	5,770,748
Past due
90-120 days	—	—	2,410	2,410
151-180 days	—	—	2,857	2,857
More than 180 days	—	—	2,409	2,409
Total past due	—	—	7,676	7,676
Total	5,340,751	372,972	64,701	5,778,424

Schedule of credit exposure of derivative transactions

	December 31, 2019
		Derivative	Derivative
		financial	financial
	Notional value	instrument - fair	instrument - fair
	USD	value asset	value liabilities
Interest rate swaps	521,333	407	(1,903)
Cross-currency swaps	369,869	10,125	(10,197)
Foreign exchange forwards	74,471	625	(2,575)
Total	965,673	11,157	(14,675)

	December 31,
	2018
		Derivative	Derivative
		financial	financial
	Notional value	instrument - fair	instrument - fair
	USD	value asset	value liabilities
Interest rate swaps	893,500	621	(9,410)
Cross-currency swaps	249,782	1,134	(17,378)
Foreign exchange forwards	182,494	933	(7,255)
Total	1,325,776	2,688	(34,043)

Schedule of macroeconomic assumptions used in the base, optimistic and pessimistic scenarios

		Variable
		GDP Growth		ComEx Growth
		(Var.% )		Index (Var.% )
Country	Scenario	2019	2018	2019	2018
	Central	2.0%	1.7%	4.1%	5.6%
Brazil	Upside	3.0%	2.7%	7.6%	9.1%
	Downside	0.6%	0.3%	0.1%	1.6%
	Central	3.4%	3.1%	6.6%	7.3%
Colombia	Upside	4.5%	4.2%	9.6%	10.3%
	Downside	2.1%	1.8%	3.1%	3.8%
	Central	1.5%	1.5%	2.2%	3.0%
Mexico	Upside	2.5%	2.5%	6.2%	7.0%
	Downside	0.3%	0.3%	(2.3)%	(1.5)%
	Central	2.2%	2.4%	3.1%	4.1%
Chile	Upside	3.3%	3.5%	6.6%	7.6%
	Downside	1.0%	1.2%	(0.9)%	0.1%
	Central	1.3%	1.1%	4.6%	6.3%
Ecuador	Upside	2.3%	2.1%	7.6%	9.3%
	Downside	(0.2)%	(0.4)%	1.1%	2.8%
	Central	3.5%	3.4%	4.1%	3.4%
Guatemala	Upside	4.5%	4.4%	7.1%	6.4%
	Downside	2.3%	2.2%	0.6%	(0.1)%
	Central	5.0%	5.4%	5.8%	6.4%
Dominican	Upside	6.2%	6.6%	9.3%	9.9%
Republic	Downside	3.7%	4.1%	1.8%	2.4%
	Central	4.6%	4.3%	3.0%	3.3%
Panama	Upside	6.1%	5.8%	6.0%	6.3%
	Downside	3.2%	2.9%	(0.5)%	(0.2)%

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

			Securities
		Loan commitments
		and financial
December 31, 2019	Loans	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	11,714	153	(18)	—	11,849
Financial instruments that have been derecognized during the year	(36,534)	(2,506)	(46)	(173)	(39,259)
New financial assets originated or purchased	25,695	2,108	37	—	27,840
Total	875	(245)	(27)	(173)	430

			Securities
		Loan commitments
		and financial
December 31, 2018	Loans	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	56,311	182	(48)	(63)	56,382
Financial instruments that have been derecognized during the year	(27,490)	(6,666)	(64)	—	(34,220)
New financial assets originated or purchased	32,355	2,928	56	14	35,353
Total	61,176	(3,556)	(56)	(49)	57,515

			Securities
		Loan commitments
		and financial
December 31, 2017	Loans	guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	35,584	799	(45)	(71)	36,267
Financial instruments that have been derecognized during the year	(44,088)	(971)	(440)	(12)	(45,511)
New financial assets originated or purchased	17,363	1,241	79	—	18,683
Total	8,859	1,069	(406)	(83)	9,439

Schedule of reconciliation of changes in the net carrying amount of credit-impaired loans

	2019	2018
Credit-impaired loans and advances at January 1,	49,439	27,996
Classified as credit-impaired during the year	—	7,975
Change in expected credit losses allowance	7,664	54,342
Release for asset sale	(500)	—
Recoveries of amounts previously written off	52	1
Interest income	323	811
Write-offs	(2,405)	(41,686)
Credit-impaired loans and advances at December 31,	54,573	49,439

Disclosure of concentrations of credit risk by sector and industry.

			Securities
							Loan commitments and
	Loans		At amortized cost		FVOCI		financial guarantee contracts
	2019	2018	2019	2018	2019	2018	2019	2018
Carrying amount - principal	5,892,997	5,778,424	74,547	85,326	5,094	21,798	115,682	9,696
Amount committed/guaranteed	—	—	—	—	—	—	493,372	501,887

Concentration by sector
Corporations:
Private	1,782,808	1,893,696	2,998	7,264	—	—	213,161	196,663
State-owned	780,491	742,912	23,792	23,816	—	7,743	69,821	97,142
Financial institutions:
Private	2,692,787	2,458,690	19,276	12,642	—	6,157	75,130	13,093
State-owned	589,690	624,100	—	—	—	2,887	250,941	204,685
Sovereign	47,221	59,026	28,481	41,604	5,094	5,011	—	—
Total	5,892,997	5,778,424	74,547	85,326	5,094	21,798	609,054	511,583

Concentration by industry
Financial institutions	3,282,477	3,082,790	19,276	12,642	—	9,044	326,071	217,778
Industrial	925,375	986,262	21,658	25,826	—	—	143,560	66,117
Oil and petroleum derived products	561,068	634,615	5,132	5,254	—	7,743	71,571	94,271
Agricultural	327,288	446,960	—	—	—	—	—	—
Services	370,753	393,925	—	—	—	—	20,497	47,137
Mining	162,364	20,000	—	—	—	—	—	—
Sovereign	47,221	59,026	28,481	41,604	5,094	5,011	—	—
Other	216,451	154,846	—	—	—	—	47,355	86,280
Total	5,892,997	5,778,424	74,547	85,326	5,094	21,798	609,054	511,583

Disclosure of concentrations of credit risk by rating and country

			Securities
							Loan commitments and
	Loans		At amortized cost		FVOCI		financial guarantee contracts
	2019	2018	2019	2018	2019	2018	2019	2018
Carrying amount - principal	5,892,997	5,778,424	74,547	85,326	5,094	21,798	115,682	9,696
Amount committed/guaranteed	—	—	—	—	—	—	493,372	501,887

Rating
1-4	2,928,401	2,268,324	73,047	83,835	5,094	18,911	167,241	118,974
5-6	2,415,323	3,160,145	1,500	1,491	—	2,887	183,568	142,364
7-8	487,428	285,254	—	—	—	—	258,245	250,245
8	—	—	—	—	—	—	—	—
9	—	64,701	—	—	—	—	—	—
10	61,845	—	—	—	—	—	—	—
Total	5,892,997	5,778,424	74,547	85,326	5,094	21,798	609,054	511,583

Concentration by country
Argentina	226,481	604,112	—	—	—	—	—	6,980
Belgium	13,742	13,278	—	—	—	—	—	—
Bolivia	7,000	14,187	—	—	—	—	400	293
Brazil	1,015,316	1,156,223	1,500	1,491	—	2,887	50,000	50,000
Canada	—	—	—	—	—	—	657	422
Chile	683,132	176,976	—	—	5,094	5,011	8	—
Colombia	906,092	625,932	15,338	28,183	—	—	50,610	52,000
Costa Rica	220,380	370,087	—	—	—	—	59,161	38,598
Dominican Republic	289,853	301,067	—	—	—	—	16,500	16,500
Ecuador	174,267	188,445	—	—	—	—	252,391	249,170
El Salvador	54,233	70,048	—	—	—	—	5,555	824
France	152,530	—	—	—	—	—	47,906	—
Germany	34,613	17,500	—	—	—	—	—	18,000
Guatemala	278,557	328,830	—	—	—	—	44,200	15,293
Honduras	128,937	89,205	—	—	—	—	300	250
Hong Kong	10,400	—	—	—	—	—	—	—
Jamaica	38,312	21,727	—	—	—	—	—	—
Luxembourg	59,813	17,664	—	—	—	—	—	—
Mexico	754,465	867,441	21,505	27,123	—	—	27,377	22,731
Nicaragua	—	—	—	—	—	—	—	—
Panama	268,356	485,546	36,204	28,529	—	6,157	25,304	34,897
Paraguay	127,970	158,685	—	—	—	—	10,652	—
Peru	150,301	78,191	—	—	—	—	8,033	4,875
Singapore	90,955	38,500	—	—	—	—	—	—
Switzerland	—	—	—	—	—	—	10,000	—
Trinidad and Tobago	181,676	144,874	—	—	—	7,743	—	—
United States of America	25,000	—	—	—	—	—	—	—
Uruguay	619	9,906	—	—	—	—	—	750
Total	5,892,997	5,778,424	74,547	85,326	5,094	21,798	609,054	511,583

Schedule of Bank's liquid assets along with average information

	December 31,	December 31,
	2019	2018
At December 31,	52.48%	92.83%
Year average	37.82%	52.17%
Maximum of the year	53.38%	112.96%
Minimum of the year	23.23%	21.98%

Schedule of Bank's liquid assets by geographical location

(in millions of USD dollars)	December 31,	December 31,
	2019	2018
United State of America	1,132	1,650
Other countries O.E.C.D	4	50
Latin America	4	6
Other Countries	20	—
Total	1,160	1,706

Schedule of Bank's demand deposits ratio on total deposits

(in millions of USD dollars)	December 31,	December 31,
	2019	2018
Demands liabilities and overnight	86	725
% Demands liabilities and overnight of total deposits	2.97%	24.00%

Schedule of Bank's demand deposits from customers is satisfied by the Bank's liquid assets

(in millions of USD dollars)	December 31,	December 31,
	2019	2018
Total liquid assets	1,160	1,706
% Total assets of total liabilities	40.15%	57.00%
% Total liquid assets in the U.S. Federal Reserve	97.37%	97.00%

Schedule of Bank's loans and securities short-term portfolio with maturity within one year

(in millions of USD dollars)	December 31,	December 31,
	2019	2018
Loan portfolio and investment portfolio less than/equal to 1 year according to its original term	3,485	3,912
Average term (days)	189	226

Schedule of Bank's loans and securities short-term portfolio with medium term maturity

(in millions of USD dollars)	December 31,	December 31,
	2019	2018
Loan portfolio and investment portfolio greater to 1 year according to its original term	2,497	1,990
Average term (days)	1,185	1,350

Schedule of future cash flows between assets and liabilities grouped by its remaining maturity with respect to the contractual maturity

	December 31, 2019
	Up to 3	3 to 6	6 months to		More than	Gross Inflow	Carrying
Description	months	months	1 year	1 to 5 years	5 years	(outflow)	amount

Assets
Cash and due from banks	1,178,288	—	—	—	—	1,178,288	1,178,170
Securities and other financial assets, net	16,684	6,457	7,293	54,544	6,492	91,470	88,794
Loans, net	1,960,381	967,594	1,207,469	1,822,519	150,742	6,108,705	5,823,333
Derivative financial instruments - assets	—	625	—	10,532	—	11,157	11,157
Total	3,155,353	974,676	1,214,762	1,887,595	157,234	7,389,620	7,101,454

Liabilities
Deposits	(2,574,180)	(198,786)	(122,680)	—	—	(2,895,646)	(2,893,555)
Securities sold under repurchase agreements	(40,691)	—	—	—	—	(40,691)	(40,530)
Borrowings and debt, net	(1,407,612)	(451,736)	(230,776)	(1,147,699)	(13,422)	(3,251,245)	(3,148,864)
Derivative financial instruments - liabilities	(2,425)	(775)	(1,711)	(12,014)	—	(16,925)	(14,675)
Total	(4,024,908)	(651,297)	(355,167)	(1,159,713)	(13,422)	(6,204,507)	(6,097,624)

Contingencies
Confirmed lettes of credit	84,235	77,493	7,592	—	—	169,320	169,320
Stand-by letters of credit and guaranteed	35,906	95,440	114,078	10,057	—	255,481	255,481
Credit commitments	—	—	—	68,571	—	68,571	68,571
Total	120,141	172,933	121,670	78,628	—	493,372	493,372
Net position	(989,696)	150,446	737,925	649,254	143,812	691,741	510,458

	December 31, 2018
	Up to 3	3 to 6	6 months to		More than	Gross Inflow	Carrying
Description	months	months	1 year	1 to 5 years	5 years	(outflow)	amount

Assets
Cash and due from banks	1,745,671	—	—	—	—	1,745,671	1,745,652
Securities and other financial assets, net	14,870	5,152	21,702	69,802	13,993	125,519	123,598
Loans, net	1,873,995	1,434,229	972,201	1,611,558	19,785	5,911,768	5,702,258
Derivative financial instruments - assets	(2,104)	19	78	1,111	—	(896)	2,688
Total	3,632,432	1,439,400	993,981	1,682,471	33,778	7,782,062	7,574,196

Liabilities
Deposits	(2,515,096)	(291,804)	(184,360)	—	—	(2,991,260)	(2,982,976)
Securities sold under repurchase agreements	(11,604)	—	(28,873)	—	—	(40,477)	(39,767)
Borrowings and debt, net	(956,634)	(402,871)	(958,442)	(1,281,454)	(68,464)	(3,667,865)	(3,532,209)
Derivative financial instruments - liabilities	(4,421)	(8,516)	(3,946)	(8,634)	(3,260)	(28,777)	(34,043)
Total	(3,487,755)	(703,191)	(1,175,621)	(1,290,088)	(71,724)	(6,728,379)	(6,588,995)

Contingencies
Confirmed letters of credit	75,720	141,985	1,283	—	—	218,988	218,988
Stand-by letters of credit and guaranteed	75,273	31,107	73,176	200	—	179,756	179,756
Credit commitments	36,000	—	—	67,143	—	103,143	103,143
Total	186,993	173,092	74,459	67,343	—	501,887	501,887
Net position	(42,316)	563,117	(256,099)	325,040	(37,946)	551,796	483,314

Schedule of liquidity reserves

	December 31,		December 31,
	2019		2018
	Amount	Fair Value	Amount	Fair Value
Balance with Central Banks	1,129,016	1,129,016	1,648,306	1,648,306
Cash and balances with other bank	49,154	49,154	97,346	97,346
Undrawn credit lines granted by others banks, unannounced	1,773,000	1,773,000	1,365,000	1,365,000
Total Liquidity reserves	2,951,170	2,951,170	3,110,652	3,110,652

Schedule of financial assets available to support future funding

December 31, 2019
	Guaranteed	Available as
		collateral
Cash and due from banks	18,452	1,159,718
Notional of investment securities	40,531	38,045
Loan portfolio	—	5,823,333
Total assets	58,983	7,021,096

December 31, 2018
	Guaranteed	Available as
		collateral
Cash and due from banks	39,460	1,706,192
Notional of investment securities	39,767	66,601
Loan portfolio	—	5,702,258
Total assets	79,227	7,475,051

Schedule of Bank's interest rate gap position

The following is a summary of the Bank’s interest rate gap position for the financial assets and liabilities based on their next repricing date:

	December 31, 2019
Description	Up to 3	3 to 6	6 months to		More than	Non interest
	months	months	1 year	1 to 5 years	5 years	rate risk	Total
Assets
Demand deposits and time deposits	1,155,155	—	—	—	—	—	1,155,155
Securities and other financial assets	14,935	6,351	5,055	53,300	—	—	79,641
Loans	4,031,432	1,096,355	548,028	208,443	8,739	—	5,892,997
Total assets	5,201,522	1,102,706	553,083	261,743	8,739	—	7,127,793

Liabilities
Demand deposits and time deposits	(2,570,324)	(197,300)	(120,419)	—	—	(293)	(2,888,336)
Securities sold repurchase agreements	(40,530)	—	—	—	—	—	(40,530)
Borrowings and debt	(2,534,382)	(401,432)	(25,261)	(157,321)	—	(19,914)	(3,138,310)
Total liabilities	(5,145,236)	(598,732)	(145,680)	(157,321)	—	(20,207)	(6,067,176)
Net effect of derivative financial instruments held for interest risk management	(2,425)	(150)	(1,711)	(1,482)	—	—	(5,768)
Total interest rate sensitivity	53,861	503,824	405,692	102,940	8,739	(20,207)	1,054,849

	December 31, 2018
Description	Up to 3	3 to 6	6 months to		More than	Non interest
	months	months	1 year	1 to 5 years	5 years	rate risk	Total
Assets
Demand deposits and time deposits	1,736,008	—	—	—	—	—	1,736,008
Securities and other financial assets	12,833	3,279	20,182	64,673	6,157	—	107,124
Securities at FVOCI	—	—	7,743	7,898	6,157	21,798	21,798
Securities at amortized cost	12,833	3,279	12,439	56,775	—	85,326	85,326
Loans	4,002,558	1,259,088	331,875	177,301	7,602	—	5,778,424
Total assets	5,751,399	1,262,367	352,057	241,974	13,759	—	7,621,556

Liabilities
Demand deposits and time deposits	(2,504,077)	(285,492)	(181,253)	—	—	—	(2,970,822)
Securities sold under repurchase agreements	(11,535)	—	(28,232)	—	—	—	(39,767)
Borrowings and debt	(2,827,219)	(142,799)	(78,572)	(409,541)	(60,315)	—	(3,518,446)
Total liabilities	(5,342,831)	(428,291)	(288,057)	(409,541)	(60,315)	—	(6,529,035)
Net effect of derivative financial instruments held for interest risk management	(139,362)	58,748	(159,500)	160,037	57,188	—	(22,889)
Total interest rate sensitivity	269,206	892,824	(95,500)	(7,530)	10,632	—	1,069,632

Derivative financial instruments used for hedging
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of offsetting financial assets and liabilities

December 31, 2019
Gross amounts not offset in the
		Gross amounts	Net amount of	consolidated statement of
		offset in the	assets presented	financial position
		consolidated	in the
	Gross	statement of	consolidated
	amounts of	financial	statement of	Financial	Cash collateral
Description	assets	position	financial position	instruments	received	Net Amount

Derivative financial instruments used for hedging	11,157	—	11,157	—	(9,350)	1,807
Total	11,157	—	11,157	—	(9,350)	1,807

December 31, 2018
Gross amounts not offset in the
		Gross amounts	Net amount of	consolidated statement of
		offset in the	assets presented	financial position
		consolidated	in the
	Gross	statement of	consolidated
	amounts of	financial	statement of	Financial	Cash collateral
Description	assets	position	financial position	instruments	received	Net Amount

Derivative financial instruments used for hedging	2,688	—	2,688	—	(1,496)	1,192
Total	2,688	—	2,688	—	(1,496)	1,192

Securities sold under repurchase agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of offsetting financial assets and liabilities

	December 31, 2019
			Net amount of
		Gross amounts	liabilities	Gross amounts not offset in
		offset in the	presented	the consolidated statement of
		consolidated	in the	financial position
	Gross	statement of	consolidated		Cash
Description	amounts of	financial	statement of	Financial	collateral	Net
	liabilities	position	financial position	instruments	pledged	Amount

Securities sold under repurchase agreements	(40,530)	—	(40,530)	41,937	320	1,727
Derivative financial instruments used for hedging	(14,675)	—	(14,675)	—	14,632	(43)
Total	(55,205)	—	(55,205)	41,937	14,952	1,684

	December 31, 2018
			Net amount of
		Gross amounts	liabilities	Gross amounts not offset in
		offset in the	presented	the consolidated statement of
		consolidated	in the	financial position
	Gross	statement of	consolidated		Cash
Description	amounts of	financial	statement of	Financial	collateral	Net
	liabilities	position	financial position	instruments	pledged	Amount

Securities sold under repurchase agreements	(39,767)	—	(39,767)	43,628	—	3,861
Derivative financial instruments used for hedging	(34,043)	—	(34,043)	—	35,960	1,917
Total	(73,810)	—	(73,810)	43,628	35,960	5,778

Securities at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	73,047	—	—	73,047
Grades 5 - 6	0.75 - 3.95	—	1,500	—	1,500
		73,047	1,500	—	74,547
Loss allowance		(103)	(10)	—	(113)
Total		72,944	1,490	—	74,434

December 31, 2018
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.80	83,835	—	—	83,835
Grades 5 - 6	0.81 - 4.12	—	1,491	—	1,491
		83,835	1,491	—	85,326
Loss allowance		(113)	(27)	—	(140)
Total		83,722	1,464	—	85,186

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	113	27	—	140
Net effect of changes in allowance for expected credit losses	(1)	(17)	—	(18)
Financial instruments that have been derecognized during the year	(46)	—	—	(46)
New financial assets originated or purchased	37	—	—	37
Allowance for expected credit losses as of December 31, 2019	103	10	—	113

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2017	144	52	—	196
Net effect of changes in reserve for expected credit losses	(23)	(25)	—	(48)
Financial instruments that have been derecognized during the year	(64)	—	—	(64)
New financial assets originated or purchased	56	—	—	56
Allowance for expected credit losses as of December 31, 2018	113	27	—	140

Securities at FVOCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.74	5,094	—	—	5,094
		5,094	—	—	5,094
Loss allowance		—	—	—	—
Total		5,094	—	—	5,094

December 31, 2018
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.80	18,911	—	—	18,911
Grades 5 - 6	0.81 - 4.12	—	2,887	—	2,887
		18,911	2,887	—	21,798
Loss allowance		(33)	(140)	—	(173)
Total		18,878	2,747	—	21,625

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	33	140	—	173
Financial instruments that have been derecognized during the year	(33)	(140)	—	(173)
Allowance for expected credit losses as of December 31, 2019	—	—	—	—

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2017	24	198	—	222
Transfer to lifetime expected credit losses	(5)	(58)	—	(63)
New financial assets originated or purchased	14	—	—	14
Allowance for expected credit losses as of December 31, 2018	33	140	—	173

Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2019
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,928,401	—	—	2,928,401
Grades 5 - 6	0.75 - 3.95	2,330,150	85,173	—	2,415,323
Grades 7 - 8	3.96 - 30.67	343,606	143,822	—	487,428
Grades 9 - 10	30.68 - 100	—	—	61,845	61,845
		5,602,157	228,995	61,845	5,892,997
Loss allowance		(28,892)	(15,842)	(54,573)	(99,307)
Total		5,573,265	213,153	7,272	5,793,690

December 31, 2018
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 – 4	0.03 - 0.80	2,268,324	—	—	2,268,324
Grades 5 - 6	0.81 - 4.12	2,791,410	368,735	—	3,160,145
Grades 7 - 8	4.13 - 30.43	281,017	4,237	—	285,254
Grades 9 - 10	30.44 - 100	—	—	64,701	64,701
		5,340,751	372,972	64,701	5,778,424
Loss allowance		(34,957)	(16,389)	(49,439)	(100,785)
Total		5,305,794	356,583	15,262	5,677,639

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	34,957	16,389	49,439	100,785
Transfer to lifetime expected credit losses	(2,488)	2,488	—	—
Net effect of changes in allowance for expected credit losses	(2,154)	5,881	7,987	11,714
Financial instruments that have been derecognized during the year	(27,118)	(8,916)	(500)	(36,534)
New financial assets originated or purchased	25,695	—	—	25,695
Write-offs	—	—	(2,405)	(2,405)
Recoveries	—	—	52	52
Allowance for expected credit losses as of December 31, 2019	28,892	15,842	54,573	99,307

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2017	19,821	33,477	27,996	81,294
Transfer to lifetime expected credit losses	(514)	514	—	—
Transfer to credit-impaired financial instruments	(111)	(7,864)	7,975	—
Transfer to 12-month expected credit losses	4,471	(4,471)	—	—
Net effect of changes in reserve for expected credit losses	(4,665)	5,823	55,153	56,311
Financial instruments that have been derecognized during the year	(16,400)	(11,090)	—	(27,490)
New financial assets originated or purchased	32,355	—	—	32,355
Write-offs	—	—	(41,686)	(41,686)
Recoveries	—	—	1	1
Allowance for expected credit losses as of December 31, 2018	34,957	16,389	49,439	100,785

Loan commitments and financial guarantees contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of credit risk exposure

December 31, 2019
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	153,874	—	—	153,874
Grades 5 - 6	0.75 - 3.95	150,631	27,446	—	178,077
Grades 7 - 8	3.96 - 30.67	161,421	—	—	161,421
		465,926	27,446	—	493,372

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	13,367	—	—	13,367
Grades 5 - 6	0.75 - 3.95	5,491	—	—	5,491
Grades 7 - 8	3.96 - 30.67	96,824	—	—	96,824
		115,682	—	—	115,682
		581,608	27,446	—	609,054
Loss allowance		(2,683)	(361)	—	(3,044)
Total		578,925	27,085	—	606,010

December 31, 2018
	12-month PD
	Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.80	111,224	—	—	111,224
Grades 5 - 6	0.81 - 4.12	126,046	16,318	—	142,364
Grades 7 - 8	4.13 - 30.43	248,299	—	—	248,299
		485,569	16,318	—	501,887

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.80	7,750	—	—	7,750
Grades 5 - 6	0.81 - 4.12	—	—	—	—
Grades 7 - 8	4.13 - 30.43	1,946	—	—	1,946
		9,696	—	—	9,696
		495,265	16,318	—	511,583
Loss allowance		(3,089)	(200)	—	(3,289)
Total		492,176	16,118	—	508,294

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2018	3,089	200	—	3,289
Net effect of changes in reserve for expected credit loss	(17)	170	—	153
Financial instruments that have been derecognized during the year	(2,497)	(9)	—	(2,506)
New instruments originated or purchased	2,108	—	—	2,108
Allowance for expected credit losses as of December 30, 2019	2,683	361	—	3,044

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2017	1,358	5,487	—	6,845
Transfer to lifetime expected credit losses	(31)	31	—	—
Net effect of changes in reserve for expected credit loss	13	169	—	182
Financial instruments that have been derecognized during the year	(1,179)	(5,487)	—	(6,666)
New instruments originated or purchased	2,928	—	—	2,928
Allowance for expected credit losses as of December 31, 2018	3,089	200	—	3,289

Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of fair value due to change in interest rate.

	Change in	Effect on	Effect on
	interest rate	profit or loss	Equity

December 31, 2019	+200 bps	14,297	(66,840)
	‑200 bps	(14,297)	66,840

December 31, 2018	+200 bps	5,881	(20,508)
	‑200 bps	(5,298)	20,508

Schedule of risk arising from financial instruments

	December 31, 2019
	Brazilian	European	Japanese	Colombian	Mexican	Other
	Real	Euro	Yen	Peso	Peso	Currencies(1)	Total
Exchance rate	4.02	1.12	108.67	3,287.50	18.88

Assets
Cash and due from banks	274	17	4	34	4,243	58	4,630
Loans	—	—	—	—	473,729	—	473,729
Total Assets	274	17	4	34	477,972	58	478,359

Liabilities
Borrowings and debt	—	—	—	—	(478,038)	—	(478,038)
Total liabilities	—	—	—	—	(478,038)	—	(478,038)

Net currency position	274	17	4	34	(66)	58	321

(1) It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Renminbi.

	December 31, 2018
	Brazilian	European	Japanese	Colombian	Mexican	Other	Total
	Real	Euro	Yen	Peso	Peso	Currencies (1)
Exchance rate	3.87	1.14	109.98	3,253.00	19.66

Assets
Cash and due from banks	291	16	1	62	505	44	919
Loans	—	—	—	—	173,953	—	173,953
Total Assets	291	16	1	62	174,458	44	174,872

Liabilities
Borrowings and debt	—	—	—	—	(173,577)	—	(173,577)
Total liabilities	—	—	—	—	(173,577)	—	(173,577)

Net currency position	291	16	1	62	881	44	1,295

(1) It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Renminbi.